Leasing arrangement lessee	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Leasing arrangement lessee

11. Leasing arrangement－lessee

(a) The Group leases various assets including land and buildings. Rental contracts are typically made for periods of 2 to 3 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

(b) The carrying amount of right-of-use assets and the depreciation charge are as follows:

	As of	As of
	June 30, 2026	December 31, 2025
Right-of-use Buildings	$32,953	$81,350

c) The depreciation amount of right-of-use assets are as follows:

	Six months ended June 30, 2026	Six months ended June 30, 2025
Depreciation expenses-right-of-use Buildings	$48,397	$110,903
	$48,397	$110,903

d) The information on profit and loss accounts relating to lease contracts is as follows:

	Six months ended June 30, 2026	Six months ended June 30, 2025
Items affecting profit or loss
Interest expense on lease liabilities	$584	$16,643